STOCK BENEFIT PLANS (Schedule of Information Related to Outstanding Options) (Details) (USD $)					12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2013 Officers' and Employees' Stock Options [Member]	Jun. 30, 2012 Officers' and Employees' Stock Options [Member]	Jun. 30, 2011 Officers' and Employees' Stock Options [Member]	Jun. 30, 2013 Directors' Stock Options [Member]	Jun. 30, 2012 Directors' Stock Options [Member]	Jun. 30, 2011 Directors' Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding, Beginning of Period					87,019	87,019	87,019	37,500	37,805	38,108
Granted
Exercised
Forfeited					10,000				305	303
Outstanding, End of Period					77,019	87,019	87,019	37,500	37,500	37,805
Exercisable at year-end					57,290	50,967		30,000	22,500
Available for future grant					36,981			500
Weighted-Average Exercise Price, Outstanding, Beginning of Period	$ 16.20	$ 16.20	$ 16.20	$ 16.20	$ 16.20			$ 16.20
Weighted-Average Exercise Price, Outstanding, End of Period	$ 16.20	$ 16.20	$ 16.20	$ 16.20	$ 16.20	$ 16.20		$ 16.20	$ 16.20
Weighted-Average Exercise Price, Exercisable at year-end	$ 16.20